Income Taxes (Details 1) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income Tax Disclosure [Abstract]
Income (Loss) before income taxes	$ (10,389,594)	$ 1,791,459	$ 1,627,684
Income tax expense (benefit) at the PRC statutory rate	(1,558,439)	268,719	406,921
Non-deductible expenses	1,598,226	20,334	39,033
Deductible research and development expenses	(39,787)	(29,098)
Deferred income tax provision	(101,722)	(7,723)	(5,851)
Total	$ (101,722)	$ 252,232	$ 440,103